Short-Term Bank Loans - Schedule of Short-Term Bank Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-Term Bank Loan [Line Items]
Total short-term bank loan	$ 7,711	$ 7,225
Shanghai Commercial & Savings Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total short-term bank loan	6,838	6,389
Taipei Fubon Bank [Member]
Schedule of Short-Term Bank Loan [Line Items]
Total short-term bank loan	$ 873	$ 836